Document and Entity Information	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	RUBY TUESDAY INC	RUBY TUESDAY INC
Entity Central Index Key	0000068270	0000068270
Current Fiscal Year End Date	--06-05	--06-05
Entity Well-known Seasoned Issuer	No	No
Entity Voluntary Filers	No	No
Entity Current Reporting Status	Yes	Yes
Entity Filer Category	Accelerated Filer	Accelerated Filer
Document Fiscal Year Focus	2013	2012
Document Fiscal Period Focus	Q2	FY
Document Type	8-K	8-K
Amendment Flag	false	false
Document Period End Date	Dec. 04, 2012	Jun. 05, 2012